Income Tax (Details) - Schedule of cumulative net operating losses carried forward - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Less from discontinued operation of PRC		$ (127,171)
Total cumulative net operating loss carry-forward from continuing operation	$ 490,150	639,562	$ 6,335,990
PRC Region [Member]
Operating Loss Carryforwards [Line Items]
Total cumulative net operating loss carry-forward before discontinued operation	$ 445,060	424,478	5,940,924
Expiration Beginning in the Year	2021
HK Region [Member]
Operating Loss Carryforwards [Line Items]
Total cumulative net operating loss carry-forward before discontinued operation	$ 45,090	338,255	340,902
Expiration Beginning in the Year	Indefinitely
UK Region [Member]
Operating Loss Carryforwards [Line Items]
Total cumulative net operating loss carry-forward before discontinued operation			1,102
Expiration Beginning in the Year	2020
Australia Region [Member]
Operating Loss Carryforwards [Line Items]
Total cumulative net operating loss carry-forward before discontinued operation			$ 53,063
Expiration Beginning in the Year	Indefinitely